Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 521,538	$ 73,457	¥ 567,525
Restricted cash (including restricted cash of the consolidated VIEs and VIEs’ subsidiaries that can only be used to settle obligations of the VIEs of RMB15,832 and RMB14,942 as of December 31, 2022 and 2023, respectively)	53,238	7,498	59,957
Short term investments (including investments measured at fair value of RMB331,228 and RMB925,678 as of December 31, 2022 and 2023, respectively)	928,270	130,744	347,754
Accounts receivable, net of allowances of RMB15,361 and RMB15,650 as of December 31, 2022 and 2023, respectively	279,912	39,425	393,600
Contract assets, net of allowances of nil and RMB36 as of December 31, 2022 and 2023, respectively	359,506	50,635	273,954
Other receivables, net	111,754	15,740	231,049
Other current assets, net	121,347	17,092	419,735
Total current assets	2,375,565	334,591	2,293,574
Non-current assets:
Restricted bank deposit – non-current (including restricted cash of the consolidated VIEs and VIEs’ subsidiaries that can only be used to settle obligations of the VIEs of RMB11,283 and RMB9,107 as of December 31, 2022 and 2023, respectively)	27,228	3,835	20,729
Contract assets - non-current, net of allowances of nil and RMB98 as of December 31, 2022 and 2023, respectively	711,424	100,202	385,834
Property, plant, and equipment, net	91,659	12,910	98,459
Intangible assets, net	58,316	8,214
Goodwill, net	374,149	52,698	109,997
Deferred tax assets	40,735	5,737	20,402
Investments in affiliates			4,035
Other non-current assets	235,752	33,205	11,400
Right of use assets	136,056	19,163	145,086
Total non-current assets	1,675,319	235,964	795,942
Total assets	4,050,884	570,555	3,089,516
Current liabilities:
Short-term loans	164,300	23,141	35,679
Accounts payable (including accounts payable of the consolidated VIEs and VIEs’ subsidiaries without recourse to the Company of RMB8,600 and RMB2,020 as of December 31, 2022 and 2023, respectively)	251,249	35,388	362,352
Accrued commissions (including accrued commissions of the consolidated VIEs and VIEs’ subsidiaries without recourse to the Company of RMB nil and RMB471 as of December 31, 2022 and 2023, respectively)	155,558	21,910	74,432
Insurance premium payables (including insurance premium payables of the consolidated VIEs and VIEs’ subsidiaries without recourse to the Company of RMB16,571 and RMB14,817 as of December 31, 2022 and 2023, respectively)	14,943	2,105	16,580
Other payables and accrued expenses (including other payables and accrued expenses of the consolidated VIEs and VIEs’ subsidiaries without recourse to the Company of RMB3,267 and RMB3,864 as of December 31, 2022 and 2023, respectively)	185,999	26,197	174,326
Accrued payroll (including accrued payroll of the consolidated VIEs and VIEs’ subsidiaries without recourse to the Company of RMB10,941 and RMB8,173 as of December 31, 2022 and 2023, respectively)	94,305	13,283	96,279
Income taxes payable (including income taxes payable of the consolidated VIEs and VIEs’ subsidiaries without recourse to the Company of RMB7,509 and RMB7,416 as of December 31, 2022 and 2023, respectively)	100,260	14,121	130,024
Current operating lease liability (including current operating lease liability of the consolidated VIEs and VIEs’ subsidiaries without recourse to the Company of RMB3,569 and RMB3,236 as of December 31, 2022 and 2023, respectively)	57,164	8,051	62,304
Total current liabilities	1,023,778	144,196	951,976
Non-current liabilities:
Accrued commissions – non-current (including accrued commissions of the consolidated VIEs and VIEs’ subsidiaries without recourse to the Company of RMB nil and RMB1,579 as of December 31, 2022 and 2023, respectively)	401,385	56,534	192,917
Other tax liabilities (including other tax liability of the consolidated VIEs and VIEs’ subsidiaries without recourse to the Company of RMB26,147 and RMB22,184 as of December 31, 2022 and 2023, respectively)	34,368	4,841	36,647
Deferred tax liabilities (including deferred tax liability of the consolidated VIEs and VIEs’ subsidiaries without recourse to the Company of RMB nil and RMB4,118 as of December 31, 2022 and 2023, respectively)	149,151	21,008	102,455
Non-current operating lease liability (including non-current operating lease liability of the consolidated VIEs and VIEs’ subsidiaries without recourse to the Company of RMB1,386 and nil as of December 31, 2022 and 2023, respectively)	71,311	10,044	74,190
Other non-current liabilities (including other non-current liability of the consolidated VIEs and VIEs’ subsidiaries without recourse to the Company of RMB nil and RMB552 as of December 31, 2022 and 2023, respectively)	33,373	4,700
Total non-current liabilities	689,588	97,127	406,209
Total liabilities	1,713,366	241,323	1,358,185
Commitments and contingencies
Equity:
Ordinary shares (Authorized shares:10,000,000,000 at US$0.001 each; issued 1,074,291,784 and 1,158,913,224 shares, of which 1,072,842,484 and 1,134,236,184 shares were outstanding as of December 31, 2022 and 2023, respectively)	8,675	1,222	8,091
Treasury stock	(178)	(25)	(10)
Additional paid-in capital	162,721	22,919	461
Statutory reserves	608,376	85,688	559,520
Retained earnings	1,319,605	185,862	1,087,984
Accumulated other comprehensive loss	(27,936)	(3,935)	(32,643)
Total shareholders’ equity	2,071,263	291,731	1,623,403
Noncontrolling interests	266,255	37,501	107,928
Total equity	2,337,518	329,232	1,731,331
Total liabilities and shareholders’ equity	¥ 4,050,884	$ 570,555	¥ 3,089,516